SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

December 30, 2021

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Long-Horizon Equity Fund (the “Fund”) Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A (File Nos. 333-124372 and 811-21759)

Ladies and Gentlemen:

On behalf of the Fund, transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 33 to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement is being filed to make certain changes to the Fund’s Prospectus and Statement of Additional Information. The changes include: (i) changing the Fund’s name to BlackRock Unconstrained Equity Fund, (ii) revising the Fund’s investment objective, investment strategies and investment process, (iii) changing the Fund’s portfolio management team, (iv) revising the contractual expense caps for the Fund’s share classes and (v) changing the benchmark index against which the Fund compares its performance.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

In that regard, reference is made to Post-Effective Amendment No. 1099 to the Registration Statement on Form N-1A of BlackRock FundsSM, on behalf of BlackRock Global Equity Absolute

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

Return Fund (the “Global Equity Fund”), which was filed on October 4, 2021 (the “Prior Filing”). While the Prospectuses and Statements of Additional Information of the Fund and the Global Equity Fund are filed on a stand-alone basis, the disclosure therein is substantively similar to the Prior Filing with respect to the following matters:

Investor, Institutional and Class R Shares Prospectus:

•	Fund Overview- Key Facts About [the Fund]
○	Tax Information
○	Payments to Broker/Dealers and Other Financial Intermediaries
•	Account Information
○	Fund’s Rights
○	Participation in Fee-Based Programs
•	Management of the Fund
○	Conflicts of Interest
•	General Information
•	Intermediary-Defined Sales Charge Waiver Policies
•	For More Information
○	Additional Information

Statement of Additional Information—Part II:

•	Management and Other Service Arrangements
•	Selective Disclosure of Portfolio Holdings
•	Redemption of Shares
•	Portfolio Transactions and Brokerage
•	Dividends and Taxes
•	Performance Data
•	Proxy Voting Policies and Procedures
•	General Information
•	Appendix A – Description of Bond Ratings
•	Appendix B – Proxy Voting Policies

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to Jesse C. Kean at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean
Jesse C. Kean

Enclosures

cc: Janey Ahn

      Jason Rosenthal

      Andrew Friedman